Precious metal sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Precious Metal Sales
Gold sales	$ 15,081
Other by-product revenue	13
Total	$ 15,094